Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reportable segments [line items]
Revenue	$ 42,931	$ 44,288	$ 43,129
Underlying EBITDA	22,071	23,158	23,183
Depreciation and amortisation	(6,112)	(5,829)	(6,288)
Impairment losses	(85)	(264)	(333)
Underlying EBIT	15,874	17,065	16,562
Exceptional items	(1,453)	(952)	(566)
Net finance costs	(911)	(1,064)	(1,245)
Profit before taxation	13,510	15,049	14,751
Capital expenditure (cash basis)	6,900	6,250	4,979
(Loss)/profit from equity accounted investments, related impairments and expenses	(512)	(546)	147
Investments accounted for using the equity method	2,585	2,569	2,473
Total assets	104,783	100,861	111,993
Total liabilities	52,537	49,037	51,323
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	42,931	44,288	43,129
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	4,070	5,930	5,408
Underlying EBITDA	2,207	4,061	3,393
Depreciation and amortisation	(1,445)	(1,560)	(1,719)
Impairment losses	(12)	(21)	(76)
Underlying EBIT	750	2,480	1,598
Exceptional items	(6)
Capital expenditure (cash basis)	909	645	656
(Loss)/profit from equity accounted investments, related impairments and expenses	(4)	(2)	(4)
Investments accounted for using the equity method	245	239	249
Total assets	13,071	12,434	12,896
Total liabilities	4,824	4,102	3,977
Reportable segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	4,008	5,853	5,333
Reportable segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	62	77	75
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,666	10,838	12,781
Underlying EBITDA	4,347	4,550	6,522
Depreciation and amortisation	(1,740)	(1,835)	(1,920)
Impairment losses	(17)	(128)	(213)
Underlying EBIT	2,590	2,587	4,389
Exceptional items	(1,228)
Capital expenditure (cash basis)	2,434	2,735	2,428
(Loss)/profit from equity accounted investments, related impairments and expenses	67	303	467
Investments accounted for using the equity method	1,558	1,472	1,335
Total assets	27,942	27,428	26,824
Total liabilities	3,535	3,340	3,145
Reportable segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,666	10,838	12,781
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	20,797	17,255	14,810
Underlying EBITDA	14,554	11,129	8,930
Depreciation and amortisation	(1,608)	(1,653)	(1,721)
Impairment losses	(22)	(79)	(14)
Underlying EBIT	12,924	9,397	7,195
Exceptional items	(614)	(971)	(539)
Capital expenditure (cash basis)	2,328	1,611	1,074
(Loss)/profit from equity accounted investments, related impairments and expenses	(508)	(945)	(509)
Total assets	23,841	22,592	22,208
Total liabilities	5,441	5,106	3,888
Reportable segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	20,797	17,251	14,797
Reportable segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue		4	13
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	6,242	9,121	8,889
Underlying EBITDA	1,632	4,067	4,397
Depreciation and amortisation	(807)	(632)	(686)
Impairment losses	(14)	(35)	(29)
Underlying EBIT	811	3,400	3,682
Exceptional items	(18)
Capital expenditure (cash basis)	603	655	409
(Loss)/profit from equity accounted investments, related impairments and expenses	(68)	103	192
Investments accounted for using the equity method	776	853	883
Total assets	12,110	12,124	12,257
Total liabilities	2,601	2,450	2,404
Reportable segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	6,241	9,121	8,889
Reportable segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	1
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,156	1,144	1,241
Underlying EBITDA	(669)	(649)	(59)
Depreciation and amortisation	(512)	(149)	(242)
Impairment losses	(20)	(1)	(1)
Underlying EBIT	(1,201)	(799)	(302)
Exceptional items	413	19	(27)
Capital expenditure (cash basis)	626	604	412
(Loss)/profit from equity accounted investments, related impairments and expenses	1	(5)	1
Investments accounted for using the equity method	6	5	6
Total assets	27,819	26,283	37,808
Total liabilities	36,136	34,039	37,909
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,219	1,225	1,329
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (63)	$ (81)	$ (88)